Trade receivables (Details 5) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Opening balance		R$ 32,055	R$ 22,524	R$ 19,397
Additions	[1]	39,326	29,870	6,936
Reversals		(2,854)	(4,855)	(1,975)
Write offs	[2]	(22,027)	(15,484)	(1,834)
Closing balance		R$ 46,500	R$ 32,055	R$ 22,524

[1]	The Company increased the recognition of provisions for expected losses due to macro-economic environment and considered the impact of COVID-19 effects which resulted in the temporary closing of schools and institutes, determined by States and Municipalities in the year ended December 31, 2021 and 2020.
[2]	The Company assessed its customers credit lines, that were partially renegotiated. Due to historical losses and lack of prospects of credit recovery alongside these customers, the Company recognized R$ 22,027 as write-off as of December 31, 2021 (R$ 15,484 as of December 31, 2020).